SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014 type	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Number of significant types of economic risks		2
Other Assets and Other Liabilities
Allowances for uncollectable amounts	$ 2,300,000	$ 2,300,000	$ 3,300,000
Impairment charge on Digital Currency/Bitcoin	11,500,000	11,500,000
Unrealized gains (losses) on digital currency (Bitcoin)	$ (1,700,000)	$ (9,470,000)	$ (3,702,000)	$ 0
Income Tax Other Disclosure [Abstract]
Unincorporated business statutory tax rate applicable to certain subsidiaries of Fortress (as a percent)		4.00%
Minimum [Member]
Fixed Assets, Depreciation and Amortization
Estimated useful lives of fixed assets		3 years
Maximum [Member]
Fixed Assets, Depreciation and Amortization
Estimated useful lives of fixed assets		7 years